Environmental Environmental (US Superfund Sites Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 08, 2007
Environmental Remediation Obligations [Abstract]
Number of parties included in USEPA order	70
Number of other entities included in NJDEP action, greater than	200
US Superfund sites, NJDEP suit, EPA study, remedial costs estimate, low		$ 900,000,000
US Superfund sites, NJDEP suit, EPA study, remedial costs estimate, high		$ 2,300,000,000
US Superfund, Passaic River, Company ultimate contribution, percentage estimate	less than approximately 1% to 2%